Financial Instruments and Fair Value Measurements - Interest Rate Swaps (Details) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2017 USD ($)	Jun. 30, 2016 USD ($)	Dec. 31, 2016
Interest rate swaps and cap floor agreements:
Reclassification of realized losses associated with capitalized interest to the Unaudited Interim Condensed Consolidated Statement of Operations (Note 10)	$ 0	$ 518
Interest Rate Swaps
Interest rate swaps and cap floor agreements:
Number of interest rate swap held	0
Discussion of Method of Measuring Fair Value of Interest Rate Derivatives			The fair value of the interest rate swaps was determined using a discounted cash flow method based on market-based LIBOR swap yield curves, taking into account current interest rates and the creditworthiness of both the financial instrument counterparty and the Company.